Operating segments and revenue from Contracts with Customers - Contract assets (Details) - SEK (kr) kr in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Contract assets
Accrued royalties	kr 7,297	kr 2,287
Contract Liabilities
Prepaid income			kr 3,387